Organization and Basis of Presentation - Additional Information (Detail) $ / shares in Units, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Organization [Line Items]
Total authorized share capital | $		$ 43,520
Stock holders equity note stock split	each ADS now represents eight Class A ordinary shares
Class A Ordinary Shares
Organization [Line Items]
Common stock, par value per share | $ / shares		$ 0.000000625	$ 0.000000625
Common stock, shares authorized | shares	66,000,000,000	66,000,000,000	66,000,000,000
Class A Ordinary Shares | Previously Reported
Organization [Line Items]
Common stock, par value per share | $ / shares		$ 0.00005	$ 0.00005
Common stock, shares authorized | shares			825,000,000
Class B Ordinary Shares
Organization [Line Items]
Common stock, par value per share | $ / shares		$ 0.000000625	$ 0.000000625
Common stock, shares authorized | shares	2,832,000,000	2,832,000,000	2,832,000,000
Class B Ordinary Shares | Previously Reported
Organization [Line Items]
Common stock, par value per share | $ / shares		$ 0.00005	$ 0.00005
Common stock, shares authorized | shares			35,400,000
Preferred Stock
Organization [Line Items]
Preferred Stock , par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Preferred stock, shares authorized | shares	800,000,000	800,000,000
Preferred Stock | Previously Reported
Organization [Line Items]
Preferred Stock , par value per share | $ / shares					$ 0.00005
Preferred stock, shares authorized | shares	10,000,000	10,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Organization [Line Items]
Net assets of VIEs	¥ 27.6	$ 4,000,000,000
Beijing Perusal
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 3.2	464,000,000
Equity pledge agreement expiration period	2 years
Baidu Netcom
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 13.4	$ 1,900,000,000